Truth Social American Energy Security ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Architectural and Structural Metals Manufacturing - 0.5%
Atkore, Inc.	90	$ 6,844
Valmont Industries, Inc.	56	32,345
		39,189

Building Equipment Contractors - 3.8%
Quanta Services, Inc.	425	306,017
Solv Energy, Inc. - Class A (a)	141	4,801
		310,818

Computer Systems Design and Related Services - 0.0% (b)
Power Solutions International, Inc. (a)	31	1,206

Electric Power Generation, Transmission and Distribution - 34.1% (c)
American Electric Power Co., Inc.	1,608	219,990
Consolidated Edison, Inc.	965	106,758
Constellation Energy Corp.	935	232,226
Dominion Energy, Inc.	1,924	131,390
Duke Energy Corp.	2,177	275,565
Edison International	966	71,919
Entergy Corp.	1,249	143,460
Exelon Corp.	2,715	126,573
GE Vernova, Inc.	327	384,179
NANO Nuclear Energy, Inc. (a)	144	3,044
NextEra Energy, Inc.	3,331	292,362
NRG Energy, Inc.	522	76,243
PG&E Corp.	4,975	83,680
Southern Co.	3,015	288,566
Vistra Corp.	822	130,394
WEC Energy Group, Inc.	864	100,889
Xcel Energy, Inc.	1,634	131,210
		2,798,448

Electrical Equipment Manufacturing - 0.7%
American Superconductor Corp. (a)	149	6,185
Generac Holdings, Inc. (a)	173	50,656
		56,841

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.6%
BWX Technologies, Inc.	253	49,246

Highway, Street, and Bridge Construction - 0.8%
Sterling Infrastructure, Inc. (a)	80	67,149

Industrial Products - 0.2%
Forgent Power Solutions, Inc. - Class A (a)	341	19,048

Management, Scientific, and Technical Consulting Services - 6.0%
Eaton Corp. PLC	1,156	492,595

Metal Ore Mining - 0.1%

Uranium Energy Corp. (a)	1,072	11,428

Natural Gas Distribution - 6.4%
Cheniere Energy, Inc.	616	147,230
Eversource Energy	917	66,272
Kinder Morgan, Inc.	5,265	168,322
ONEOK, Inc.	1,627	141,451
		523,275

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.1%
Itron, Inc. (a)	113	9,778

Office Administrative Services - 1.3%
Baker Hughes Co.	1,921	106,616

Oil and Gas Extraction - 13.7%
Devon Energy Corp.	3,019	124,745
Diamondback Energy, Inc.	565	99,316
Energy Fuels, Inc. (a)	690	10,005
EOG Resources, Inc.	1,108	143,741
EQT Corp.	1,637	87,039
Exxon Mobil Corp.	4,152	567,661
Occidental Petroleum Corp.	1,819	88,349
		1,120,856

Other Electrical Equipment and Component Manufacturing - 1.7%
Energy Vault Holdings, Inc. (a)	473	2,228
EnerSys	97	22,681
Eos Energy Enterprises, Inc. (a)	1,071	6,298
Fluence Energy, Inc. (a)	251	4,990
FuelCell Energy, Inc. (a)	242	8,714
Hubbell, Inc.	150	78,480
Plug Power, Inc. (a)	4,202	11,387
Preformed Line Products Co.	4	1,642
		136,420

Other Financial Investment Activities - 1.3%
Net Power, Inc. (a)	152	254
nVent Electric PLC	470	79,717
Oklo, Inc. (a)	455	23,810
		103,781

Other Specialty Trade Contractors - 0.5%
Argan, Inc.	43	34,337
Centrus Energy Corp. - Class A (a)	48	8,058
		42,395

Petroleum and Coal Products Manufacturing - 13.9%
Chevron Corp.	3,414	565,905
Marathon Petroleum Corp.	764	195,332
Phillips 66	1,050	177,502
Valero Energy Corp.	777	202,362
		1,141,101

Pipeline Transportation of Natural Gas - 4.6%
Targa Resources Corp.	485	130,048
Williams Cos., Inc.	3,289	244,504

			374,552

Semiconductor and Other Electronic Component Manufacturing - 2.8%
Bloom Energy Corp. - Class A (a)	755		228,539
Shoals Technologies Group, Inc. - Class A (a)	409		4,049
			232,588

Support Activities for Mining - 5.0%
ConocoPhillips	3,409		354,400
Halliburton Co.	1,708		57,986
			412,386

Utilities - 0.1%
X-Energy, Inc. (a)	206		3,782

Utility System Construction - 1.6%
Dycom Industries, Inc. (a)	71		35,897
MasTec, Inc. (a)	181		75,307
MYR Group, Inc. (a)	39		19,515
			130,719

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.2%
NuScale Power Corp. (a)	1,167		11,705

TOTAL COMMON STOCKS (Cost $6,984,137)			8,195,922

TOTAL INVESTMENTS - 100.0% (Cost $6,984,137)			8,195,922
Money Market Deposit Account - 0.1% (d)			6,340
Liabilities in Excess of Other Assets - (0.0)% (b)		(0.00029)	(2,383)
TOTAL NET ASSETS - 100.0%			$ 8,199,879

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Truth Social American Energy Security ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 8,195,922	$ –	$ –	$ 8,195,922
Total Investments	$ 8,195,922	$ –	$ –	$ 8,195,922